Annual Fund Operating Expenses - Investor Shares for Annuity - Vanguard GNMA Fund - Investor Shares	May 28, 2021
Operating Expenses:
Management Fees	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.21%